Allowance for Credit Losses - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	$ 4.5	$ 4.5
Provision for credit losses	0.2	0.2
Write-offs	(0.1)	(0.2)
Ending balance	4.6	4.5
Finance Leases [Member]
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	0.4	0.4
Provision for credit losses	0.2	0.2
Write-offs	(0.1)	(0.2)
Ending balance	0.5	0.4
Notes Receivable [Member]
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	4.1	4.1
Provision for credit losses	0.0	0.0
Write-offs	0.0	0.0
Ending balance	$ 4.1	$ 4.1